CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	4 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Cash Flows from Operating Activities
Net income			$ 225,100		$ (71,821)		$ 53,410
Adjustments for non-cash items:
Unrealized (gain) loss on risk management contracts			(38,112)		16,649		18,353
Share-based compensation			10,044		14,039		7,155
Depletion and depreciation			147,168		127,333		135,184
Finance, non-cash			13,414		14,685		10,209
Unrealized loss (gain) on foreign exchange			4,804		(341)		813
Loss (gain) on warrant revaluation			10,611		96		(3,981)
Deferred income tax expense			31,720		0		0
Settlement of decommissioning obligations			(123)		0		0
Loss (gain) on debt			218		0		(88,160)
Loss on asset disposition			0		13,813		0
Non-cash settlement under long term retention program			0		527		0
Gain on farmout transaction			0		0		(3,496)
Realized foreign exchange loss on debt repayment			5,168		0		0
Change in non-cash working capital			(38,657)		6,131		(9,801)
Net cash from operating activities			371,355		121,111		119,686
Cash Flows from Investing Activities
Additions to property, plant and equipment ("PP&E")			(383,876)		(138,544)		(94,362)
Proceeds from asset disposition			0		10,027		0
Net change in accounts payable related to the addition of PP&E			15,723		37,337		(18,966)
Net cash used in investing activities			(368,153)		(91,180)		(113,328)
Cash Flows from Financing Activities
Drawdown of bank debt			209,500		51,500		23,300
Repayment of bank debt			(136,000)		(108,800)		(149,700)
Repayment of term debt			(78,621)		0		0
Debt transaction costs			(218)		0		(1,186)
Issued Series IX first preferred shares, net of issue costs			0		34,977		102,512
Proceeds from common shares issued			14		0		22
Payment of lease obligations			(1,283)		(1,441)		(1,522)
Net cash used in financing activities			(6,608)		(23,764)		(26,574)
Net (decrease) increase in cash			(3,406)		6,167		(20,216)
Cash, beginning of period			12,239		6,078		26,450
Foreign exchange revaluation			0		(6)		(156)
Cash, end of period	$ 8,833		8,833		$ 12,239		$ 6,078
Hammerhead Energy Inc. [Member]
Cash Flows from Operating Activities
Net income	0
Adjustments for non-cash items:
Net cash from operating activities	0
Cash Flows from Investing Activities
Net cash used in investing activities	0
Cash Flows from Financing Activities
Net cash used in financing activities	0
Net (decrease) increase in cash	0
Cash, beginning of period	0
Cash, end of period	$ 0		$ 0
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid through prepaid legal expense funded by sponsor				$ 0
Deferred underwriting fees payable				0
Decarbonization Plus Acquisition Corporation IV [Member]
Cash Flows from Operating Activities
Net income		$ 131,724		741,733
Adjustments to reconcile net income to net cash used in operating activities
Income from marketable securities held in Trust Account		(8,510)		(4,681,802)
Transaction costs allocated to derivative warrant liability		1,382,307		0
Change in fair value of derivative warrant liabilities		(9,094,491)		(11,373,759)
Formation and operating expenses paid in exchange for Founder Shares		15,930		0
Prepaid insurance		(1,041,253)		678,674
Accounts payable and accrued expenses		5,613,638		11,089,480
Adjustments for non-cash items:
Net cash from operating activities		(3,000,655)		(3,545,674)
Cash Flows from Investing Activities
Investment of cash into Trust Account		(319,412,500)		0
Net cash used in investing activities		(319,412,500)		0
Cash Flows from Financing Activities
Proceeds from note payable and advances from related party		300,000		3,545,674
Repayment of note payable and advances from related party		(300,000)		(55,752)
Due from related party		172,973		0
Proceeds from sale of Class A shares, net of Underwriting commissions		309,925,000		0
Proceeds from sale of private placement warrants		12,737,500		0
Offering costs paid		(366,566)		0
Net cash used in financing activities		322,468,907		3,489,922
Net (decrease) increase in cash		55,752		(55,752)
Cash, beginning of period				55,752		$ 0
Cash, end of period		55,752		0		$ 55,752
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accounts payable		175,000		0
Offering costs paid through promissory note and related party		1,691,594		$ 0
Offering costs paid through prepaid legal expense funded by sponsor		9,070
Deferred underwriting fees payable		$ 11,068,750